INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES
Schedule of inventories

	As of December 31,
	2023	2024
	RMB	RMB
Finished goods	244,373,815	471,547,560
Raw materials	148,416,326	177,630,159

Inventories	392,790,141	649,177,719